Registration Statement No. 333-144627
811-04633

As Filed with the Securities and Exchange Commission on August 11, 2014

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933]

Post-Effective Amendment No.    20           ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.    80           ☑

DELAWARE LIFE NY VARIABLE ACCOUNT D
(Formerly known as Sun Life (N.Y.) Variable Account D)
Registrant

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(Formerly known as Sun Life Insurance and Annuity Company of New York)
Depositor

1115 Broadway, 12th Floor
New York, New York  10010
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Michael S. Bloom
Vice President and General Counsel
Delaware Life Insurance Company
96 Worcester Street
Wellesley Hills, Massachusetts 02481
Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date)pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 20 to the Registration Statement on Form N-4 (the “Registration Statement”) (File Nos. 333-144627; 811-04633) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 19 to the Registration Statement, which was filed on May 1, 2014, and to reflect certain changes to Part C to the Registration Statement. Except as described herein, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in the Registration Statement. For avoidance of doubt, the prospectus and statement of additional information contained in Post-Effective Amendment No. 19 to the Registration Statement are hereby incorporated herein by reference to the extent required by applicable law.

PART A

SUPPLEMENT DATED AUGUST 11, 2014
to

PROSPECTUS DATED MAY 1, 2014
FOR EXECUTIVE VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY KNOWN AS SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK)
DELAWARE LIFE NY VARIABLE ACCOUNT D
(FORMERLY KNOWN AS SUN LIFE (N.Y.) VARIABLE ACCOUNT D)

On July 31, 2014, shareholders approved the reorganization of the following MFS Variable Insurance Trust II funds (each an “Acquired Fund”) into the corresponding acquiring fund (each an “Acquiring Fund”) after the close of business on August 8, 2014:

Acquired Fund		Acquiring Fund
MFS® Value Portfolio	was reorganized into	MFS® Value Series
MFS® Utilities Portfolio	was reorganized into	MFS® Utilities Series

MFS® Value Portfolio and MFS® Utilities Portfolio are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of the Depositor, dated April 24, 2003, authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-105437, filed on May 21, 2003.)

B.	None.

C.	(1)
Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-105437, filed on May 21, 2003.)

(2)
Amendment One to Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-105437, filed on April 27, 2010.)

(3)
Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-105437, filed on April 27, 2010.)

(4)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-147646, filed on April 27, 2012.)

D.	(1)	Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144627, filed on July 17, 2007.)

	(2)	Charitable Giving Benefit Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-144627, filed on November 21, 2007.)

	(3)	Payment of Stipulated Premium Rider (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-105437, filed on May 21, 2003.)

	(4)	Waiver of Monthly Deductions Rider (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-105437, filed on May 21, 2003.)

	(5)	Travel Assistance Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-144627, filed on November 21, 2007.)

	(6)	Loan Lapse Protection Rider (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144626, filed on July 17, 2007.)

	(7)	Scheduled Increases Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-6, File No. 333-144627, filed on May 20, 2009.)

E.	(1)	Application (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144627, filed on July 17, 2007.)

	(2)	Application (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144627, filed on July 17, 2007.)

	(3)	Application (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144627, filed on July 17, 2007.)

	(4)	Application (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144627, filed on July 17, 2007.)

	(5)	Consent Form (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-144627, filed on July 17, 2007.)

	(6)	Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-144627, filed on April 30, 2009.)

	(7)	Scheduled Increases Application (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-6, File No. 333-144627, filed on May 20, 2009.)

F.	Charter and By-Laws of Delaware Life Insurance Company of New York.

G.	Specimen Reinsurance Contract (Incorporated herein by reference to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on October 30, 2002.)

H.	(1)
Participation Agreement, dated April 17, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Delaware Life NY Variable Account C on Form N-4, File No. 333-67864, filed on November 6, 2002.)

(2)
Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Delaware Life NY Variable Account C on Form N-4, File No. 333-119151, filed on May 2, 2005.)

(3)
Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Delaware Life Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001.)

(4)
Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002.)

(5)
Participation Agreement, dated October 1, 2006, by and among Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Delaware Life NY Variable Account J on Form N-6, File No. 333-136435, filed on January 18, 2007.)

(6a)
Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Delaware Life Variable Account F on Form N-4, File No. 033-41628, filed on April 26, 1999.)

(6b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of Delaware Life NY Variable Account J on Form N-6, File No. 333-136433, filed on August 9, 2006.)

(7)
Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Delaware Life NY Variable Account J on Form N-6, File No. 333-136433, filed on August 9, 2006.)

(8)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-59662, filed on February 26, 2003.)

(9)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File 333-105438, filed on May 2, 2005.)

(10)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File 333-105438, filed on May 2, 2005.)

(11)
Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of Delaware Life NY Variable Account J on Form N-6, File No.333-136435, filed on August 9, 2006.)

(12)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Delaware Life Variable Account G on Form N-6, File No. 333-111688, filed on April 27, 2007.)

(13)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-143353, filed on May 30, 2007.)

(14a)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Delaware Life Variable Account G on Form N-6, File No. 333-111688, filed on December 30, 2005.)

(14b)
Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Delaware Life NY Variable Account J on Form N-6, File No. 333-136435, filed April 27, 2007.)

(15)
Participation Agreement, dated October 1, 2008, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company (Incorporated by reference to the Registration Statement of Delaware Life Variable Account G on Form N-6, File No. 111688, filed on September 22, 2008.)

(16)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II, and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Delaware Life Variable Account G on Form N-6, File No. 333-65048, filed on December 10, 2012.)

I.	(1a)
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Delaware Life Variable Account G on Form N-6, File No. 333-65048, filed on October 1, 2002.)

(1b)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement on Form N-6, File No. 333-105437, filed on May 21, 2003.)

(1c)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Delaware Life NY Variable Account C on Form N-4, File No. 333-119151, filed on April 28, 2005.)

J.	(1)	Powers of Attorney.

	(2)	Resolution of the Board of Directors of the Depositor dated August 1, 2014, authorizing the use of Powers of Attorney for Officer signatures.

K.	Legal Opinion. (Incorporated herein by reference to Post-Effective No. 19 to the Registration Statement on Form N-6, File No. 333-144627, filed on May 1, 2014.)

L.	None.

M.	None.

N.	Consents of Independent Registered Public Accounting Firms.

O.	None.

P.	None.

Q.	None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Todd L. Boehly c/o Guggenheim Partners, LLC 330 Madison Avenue New York, NY 10017	Director

Donald C. Cacciapaglia c/o Guggenheim Partners, LLC 330 Madison Avenue New York, NY 10017	Director

Dennis A. Cullen 811 Turnberry Lane Northbrook, IL 60062	Director

Homer J. Holland c/o Holland Partners, Inc. P.O. Box 832 Carefree, AZ 85377-0832	Director

Richard E. Kipper P.O. Box 529 Woody Creek, CO 81656	Director

Mark R. Walter c/o Guggenheim Partners, LLC 227 W. Monroe St., Suite 4900 Chicago, IL 60606	Director

David E. Sams, Jr. 96 Worcester Street Wellesley Hills, MA 02481	Chief Executive Officer and Director

Andrew F. Kenney 96 Worcester Street Wellesley Hills, MA 02481	Chief Investment Officer

James D. Purvis 96 Worcester Street Wellesley Hills, MA 02481	Chief Operating Officer

Daniel J. Towriss 96 Worcester Street Wellesley Hills, MA 02481	President, Chief Actuary and Chief Risk Officer

Kenneth A. McCullum 96 Worcester Street Wellesley Hills, MA 02481	Executive Vice President, Business Development and In Force Management

Michael S. Bloom 96 Worcester Street Wellesley Hills, MA 02481	Vice President and General Counsel and Secretary

Michael K. Moran 96 Worcester Street Wellesley Hills, MA 02481	Treasurer

Robert S. Sabatino 96 Worcester Street Wellesley Hills, MA 02481	Vice President, Information Technology and Operations

Michelle Wilcon 96 Worcester Street Wellesley Hills, MA 02481	Vice President, Human Resources and Internal Communications

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Delaware Life Insurance Company of New York, a wholly-owned subsidiary of Delaware Life Insurance Company, which is controlled by Delaware Life Holdings, LLC.

The organization chart of Delaware Life Holdings, LLC is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement of Delaware Life Variable Account F on Form N-4, File No. 333-83516, filed May 1, 2014.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Delaware Life Insurance Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Delaware Life Insurance Company of New York pursuant to its charter, by-laws, or otherwise, Delaware Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Delaware Life Insurance Company of New York of expenses incurred or paid by a director, officer, controlling person of Delaware Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Delaware Life Insurance Company of New York will, unless in the opinion of their counsel that matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Delaware Life Insurance Company, acts as general distributor for the Registrant, Delaware Life Variable Accounts C, D, E, F, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account and Delaware Life NY Variable Accounts A, B, C and N.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Kenneth A. McCullum	President and Director
	Michael K. Moran	Financial Operations Principal and Treasurer and Director
	Michael S. Bloom	Secretary and Director
	Thomas Seitz	Vice President, Distribution
	Kathleen T. Baron	Chief Compliance Officer
	Maryellen Percuoco	Clerk and Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter is 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

(c)  Inapplicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Delaware Life Insurance Company of New York, in whole or in part, at its Home Office at 1115 Broadway, 12th Floor, New York, New York 10010, at the offices of Clarendon Insurance Agency, Inc., at 96 Worcester Street, Wellesley Hills, Massachusetts 02481 or at the offices of Delaware Life Insurance Company, at 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Delaware Life Insurance Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Delaware Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 11th day of August, 2014.

DELAWARE LIFE NY VARIABLE ACCOUNT D
(Registrant)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ Daniel J. Towriss*
Daniel J. Towriss
President

*By:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Delaware Life Insurance Company of New York, and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ David E. Sams, Jr.*	Chief Executive Officer and Director	August 11, 2014
David E. Sams, Jr.	(Principal Executive Officer)

/s/ Michael K. Moran*	Vice President and Controller and Treasurer	August 11, 2014
Michael K. Moran	(Principal Financial Officer and Principal
Accounting Officer)

*By: /s/ Kenneth N. Crowley	Attorney-in-Fact for:	August 11, 2014
Kenneth N. Crowley	Todd L. Boehly, Director
Donald C. Cacciapaglia, Director
Dennis A. Cullen, Director
Richard E. Kipper, Director
Homer J. Holland, Director
Mark R. Walter, Director

*Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is included herein as Exhibit J(2).  Powers of attorney are included herein as Exhibit J(1).

EXHIBIT INDEX

F	Amended and Restated Charter and Amended and Restated By-Laws of Delaware Life Insurance Company of New York

J(1)	Powers of Attorney

J(2)	Resolution of the Board of Directors of the Depositor authorizing the use of Powers of Attorney for Officer signatures

N	Consents of Independent Registered Public Accounting Firms

Representation of Counsel Pursuant to Rule 485(b)